Statement of Financial Position of the Company	12 Months Ended
Dec. 31, 2020
Statement of Financial Position of the Company
Statement of Financial Position of the Company

30.  Statement of Financial Position of the Company

Information about financial position of the Company at the end of the reporting period is as follows:

	2020	2019
		(Restated)
ASSETS
Non-current assets
Investments in subsidiaries	8,349,716	9,304,277
Total non-current assets	8,349,716	9,304,277

Current assets
Amounts due from related parties	105,077	7,381,011
Prepayments and other current assets	2,564	280
Cash and cash equivalents	34,120	6,794
Total current assets	141,761	7,388,085

TOTAL ASSETS	8,491,477	16,692,362

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	4,738	4,949
Amounts due to related parties	5,032	8,219,821
Total current liabilities	9,770	8,224,770

Net current assets/(liabilities)	131,991	(836,685)

Total assets less current liabilities	8,481,707	8,467,592

Non-current liabilities
Warrant liabilities	385,486	298,192
Total non-current liabilities	385,486	298,192

Net assets	8,096,221	8,169,400

EQUITY
Share capital	91	91
Capital surplus	8,284,694	8,252,143
Reserves	10,494	(3,748)
Accumulated deficit	(199,058)	(79,086)
Total equity
	8,096,221	8,169,400

A summary of the Company’s reserves is as follows:

	Capital	Foreign currency
	surplus	translation reserves	Accumulated deficit	Total
Balance at 19 December 2019 (Restated)	8,241,629	(7,205)	(56,692)	8,177,732
Loss for the period	—	—	(22,394)	(22,394)
Other comprehensive income for the period:
Exchange differences related to foreign operations	—	3,457	—	3,457
Total comprehensive income/(loss) for the period	—	3,457	(22,394)	(18,937)
Recognition of share- based compensation expenses	10,514	—	—	10,514
Balance at 31 December 2019 (Restated)	8,252,143	(3,748)	(79,086)	8,169,309

Loss for the period	—	—	(119,972)	(119,972)
Other comprehensive income for the period:
Exchange differences related to foreign operations	—	14,242	—	14,242
Total comprehensive income/(loss) for the period	—	14,242	(119,972)	(105,730)
Recognition of share- based compensation expenses	692	—	—	692
Subscription of shares in connection with acquisition of a subsidiary	31,859	—	—	31,859
Balance at 31 December 2020	8,284,694	10,494	(199,058)	8,096,130

The Company’s financial statements should be read in conjunction with the Group’s consolidated financial statements.